Commitments and Contingencies - Future Minimum Rental Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014
Loss Contingencies [Line Items]
2015	$ 18,367
2016	15,831
2017	11,787
2018	7,084
2019	2,743
Thereafter	8,081
Total	63,893
Transportation equipment leases [Member]
Loss Contingencies [Line Items]
2015	13,115
2016	11,475
2017	8,693
2018	4,924
2019	1,376
Thereafter	3,187
Total	42,770
Real estate leases and other [Member]
Loss Contingencies [Line Items]
2015	5,252
2016	4,356
2017	3,094
2018	2,160
2019	1,367
Thereafter	4,894
Total	$ 21,123